Net income per ordinary share	3 Months Ended
Mar. 31, 2014
Net income per ordinary share
6. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	61,776,643	60,404,242

Effect of dilutive share options outstanding	1,449,154	919,352
Weighted average number of ordinary shares for diluted net income per ordinary share	63,225,797	61,323,594